Segment reporting (Details 1) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	¥ (9,747)	$ (1,394)	¥ (8,904)	¥ (8,292)
JD Retail
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	(1,655)		(978)	(594)
JD Logistics
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	(5,102)		(4,650)	(4,346)
New Businesses
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	¥ (1,944)		¥ (2,266)	¥ (2,071)